Fair Value Measurements - Schedule of Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities (Detail) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2018
Trading deposits [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	$ 3,465	$ 2,875	$ 3,024	$ 2,521
Total realized and unrealized (gains) losses included in income	188	(40)	287	(7)
Total realized and unrealized (gains) losses included in OCI	0	0	0	0
Movements purchases	(315)	(69)	(391)	(210)
Movements issuances	397	463	769	1,099
Movements others	(56)	(285)	(10)	(449)
Transfer Into Level 3		4		4
Transfers Out of Level 3		(8)		(18)
Fair value ending balance	3,679	2,940	3,679	2,940
Change in Unrealized gain (losses) on instruments still held	189	(20)	255	(28)
Derivative financial liabilities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	769	884	659	960
Total realized and unrealized (gains) losses included in income	168	(62)	316	(95)
Total realized and unrealized (gains) losses included in OCI	0	0	0	0
Movements purchases	(21)	(28)	(40)	(47)
Movements issuances	58	64	115	102
Movements others	(89)	(102)	(165)	(166)
Transfer Into Level 3	4		4
Transfers Out of Level 3				2
Fair value ending balance	889	756	889	756
Change in Unrealized gain (losses) on instruments still held	167	(70)	293	(94)
Derivative financial liabilities [member] | Interest rate contracts [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	64	51	63	70
Total realized and unrealized (gains) losses included in income	12	17	16
Total realized and unrealized (gains) losses included in OCI	0	0	0	0
Movements others	1	1	(2)	(1)
Fair value ending balance	77	69	77	69
Change in Unrealized gain (losses) on instruments still held	11	20	15	1
Derivative financial liabilities [member] | Foreign exchange contracts [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	(2)	(1)	(1)	(1)
Total realized and unrealized (gains) losses included in income		1	1
Total realized and unrealized (gains) losses included in OCI	0	0	0	0
Movements others		(1)	(2)
Transfer Into Level 3	4		4
Fair value ending balance	2	(1)	2	(1)
Derivative financial liabilities [member] | Equity contracts [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	699	842	624	893
Total realized and unrealized (gains) losses included in income	190	(62)	295	(70)
Total realized and unrealized (gains) losses included in OCI	0	0	0	0
Movements purchases	(21)	(28)	(40)	(47)
Movements issuances	58	64	115	102
Movements others	(101)	(105)	(169)	(169)
Transfers Out of Level 3				2
Fair value ending balance	825	711	825	711
Change in Unrealized gain (losses) on instruments still held	179	(73)	281	(74)
Derivative financial liabilities [member] | Commodity contracts [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	8	(8)	(27)	(2)
Total realized and unrealized (gains) losses included in income	(34)	(18)	4	(25)
Total realized and unrealized (gains) losses included in OCI	0	0	0	0
Movements others	11	3	8	4
Fair value ending balance	(15)	(23)	(15)	(23)
Change in Unrealized gain (losses) on instruments still held	(23)	(17)	(3)	(21)
Financial liabilities designated at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	3	29	14	7
Total realized and unrealized (gains) losses included in income	(18)	(13)	(40)	19
Total realized and unrealized (gains) losses included in OCI	0	0	0	0
Movements issuances	32	34	49	59
Movements others	(4)	(34)	(10)	(69)
Fair value ending balance	13	16	13	16
Change in Unrealized gain (losses) on instruments still held	(14)	(14)	(30)	12
Obligations Related to Securities Sold Short [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total realized and unrealized (gains) losses included in OCI	0	0	0	0
Transfer Into Level 3		4		4
Fair value ending balance		4		4
Trading loans, securities, and other [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	10	122	20	14
Total realized and unrealized gains (losses) included in income	(1)	(1)		(1)
Movements purchases				2
Movements issuances	0	0	0	0
Movements others	(9)	5	(20)
Transfer Into Level 3	66	24	67	146
Transfers Out of Level 3			(1)	(11)
Fair value ending balance	66	150	66	150
Change in Unrealized gain (losses) on instruments still held	(1)	4	(1)	4
Trading loans, securities, and other [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	0		3
Total realized and unrealized gains (losses) included in income	(1)		(1)
Movements issuances	0	0	0	0
Movements others			(3)
Transfer Into Level 3	47		47
Fair value ending balance	46		46
Change in Unrealized gain (losses) on instruments still held	(1)		(1)
Trading loans, securities, and other [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	1	1	1	6
Movements issuances	0	0	0	0
Movements others				(4)
Transfer Into Level 3	1		1	1
Transfers Out of Level 3				(2)
Fair value ending balance	2	1	2	1
Trading loans, securities, and other [member] | Other debt securities [member] | Other issuers [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	9	121	16	8
Total realized and unrealized gains (losses) included in income		(1)	1	(1)
Movements purchases				2
Movements issuances	0	0	0	0
Movements others	(9)	5	(17)	4
Transfer Into Level 3	18	24	19	145
Transfers Out of Level 3			(1)	(9)
Fair value ending balance	18	149	18	149
Change in Unrealized gain (losses) on instruments still held		4		4
Non trading financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	516	342	427	320
Total realized and unrealized gains (losses) included in income	56	12	59	25
Total realized and unrealized gains (losses) included in OCI	1		2
Movements purchases	65	13	137	28
Movements issuances	0	0	0	0
Movements others	(171)	8	(179)	(2)
Transfer Into Level 3			21	4
Fair value ending balance	467	375	467	375
Change in Unrealized gain (losses) on instruments still held	5	12	7	21
Non trading financial assets at fair value through profit or loss [member] | Securities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	495	324	408	305
Total realized and unrealized gains (losses) included in income	56	11	58	27
Total realized and unrealized gains (losses) included in OCI	1		2
Movements purchases	65	13	136	26
Movements issuances	0	0	0	0
Movements others	(170)	8	(178)	(2)
Transfer Into Level 3			21
Fair value ending balance	447	356	447	356
Change in Unrealized gain (losses) on instruments still held	5	11	6	23
Non trading financial assets at fair value through profit or loss [member] | Loans [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	21	18	19	15
Total realized and unrealized gains (losses) included in income		1	1	(2)
Movements purchases			1	2
Movements issuances	0	0	0	0
Movements others	(1)		(1)
Transfer Into Level 3				4
Fair value ending balance	20	19	20	19
Change in Unrealized gain (losses) on instruments still held		1	1	(2)
Financial assets at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	2,344	2,341	2,413	2,428
Total realized and unrealized gains (losses) included in income	14	14	24	8
Total realized and unrealized gains (losses) included in OCI	(9)	8	(12)	21
Movements purchases	15	1	20	7
Movements issuances	0	0	0	0
Movements others	(200)	77	(277)	(23)
Transfers Out of Level 3	(559)		(563)
Fair value ending balance	1,605	2,441	1,605	2,441
Change in Unrealized gain (losses) on instruments still held	(10)	6	(19)	19
Financial assets at fair value through other comprehensive income [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	210	193	200	203
Total realized and unrealized gains (losses) included in income	14	11	24	4
Total realized and unrealized gains (losses) included in OCI				(3)
Movements issuances	0	0	0	0
Movements others	(224)		(224)
Fair value ending balance		204		204
Change in Unrealized gain (losses) on instruments still held		(3)		(3)
Financial assets at fair value through other comprehensive income [member] | Other debt securities [member] | Asset-backed securities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	559	529	562	553
Total realized and unrealized gains (losses) included in OCI		(3)		(1)
Movements issuances	0	0	0	0
Movements others		23		(3)
Transfers Out of Level 3	(559)		(562)
Fair value ending balance		549		549
Change in Unrealized gain (losses) on instruments still held		(3)		(1)
Financial assets at fair value through other comprehensive income [member] | Other debt securities [member] | Corporate and other debt [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	23	99	24	95
Total realized and unrealized gains (losses) included in income		3		4
Total realized and unrealized gains (losses) included in OCI		1	(1)	6
Movements issuances	0	0	0	0
Movements others				(2)
Fair value ending balance	23	103	23	103
Change in Unrealized gain (losses) on instruments still held		1	(1)	6
Financial assets at fair value through other comprehensive income [member] | Equity securities [member] | Common shares [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	1,495	1,404	1,492	1,469
Total realized and unrealized gains (losses) included in OCI	(1)	(3)		(2)
Movements purchases	14	1	19	7
Movements issuances	0	0	0	0
Movements others	24	53	21	(19)
Fair value ending balance	1,532	1,455	1,532	1,455
Change in Unrealized gain (losses) on instruments still held	(1)	(2)	(1)	(4)
Financial assets at fair value through other comprehensive income [member] | Equity securities [member] | Preferred shares [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	57	116	135	108
Total realized and unrealized gains (losses) included in OCI	(8)	13	(11)	21
Movements purchases	1		1
Movements issuances	0	0	0	0
Movements others		1	(74)	1
Transfers Out of Level 3			(1)
Fair value ending balance	50	130	50	130
Change in Unrealized gain (losses) on instruments still held	$ (9)	$ 13	$ (17)	$ 21